Derivatives and Hedging Activities - Effect of Derivative Instruments on Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ (6.2)	$ 4.6
Designated as Hedging Instruments [Member] | Foreign Currency Forward Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Derivatives	2.3
Not Designated as Hedging Instruments [Member] | Foreign Currency Forward Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ (8.5)	$ 4.6